Expenses by nature - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	$ 130,297	$ 107,353	$ 112,914
Raw materials and consumables	35,135	28,350	44,145
Depreciation and amortization	189,180	158,088	155,761
Depreciation of right of use assets	23,999	17,829	16,362
Fuel, lubricants and others	40,361	40,672	42,239
Maintenance and repairs	56,219	39,318	31,573
Freights	86,632	65,398	70,688
Export taxes / selling taxes	36,145	29,910	39,202
Export expenses	12,816	11,550	17,963
Contractors and services	18,154	16,245	10,551
Energy transmission	2,340	2,621	3,053
Energy power	10,118	5,985	9,133
Professional fees	14,538	11,561	10,231
Other taxes	23,597	5,111	3,942
Contingencies	1,115	988	568
Lease expense and similar arrangements	4,012	2,337	2,481
Third parties raw materials	171,249	118,432	121,571
Tax recoveries	(18,536)	(74)	(556)
Others	36,219	27,312	27,177
Subtotal	873,590	688,986	718,998
Own agricultural produce consumed	472,913	351,035	378,703
Total	1,346,503	1,040,021	1,097,701
General and Administrative Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	34,578	30,581	39,347
Raw materials and consumables	0	0	0
Depreciation and amortization	25,270	14,632	18,109
Depreciation of right of use assets	14,914	7,837	7,702
Fuel, lubricants and others	1,478	572	712
Maintenance and repairs	5,904	1,377	1,718
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	0
Energy power	705	342	373
Professional fees	11,916	8,553	8,337
Other taxes	686	582	852
Contingencies	1,115	988	568
Lease expense and similar arrangements	1,629	975	1,153
Third parties raw materials	0	0	0
Tax recoveries	0	0	0
Others	5,685	3,881	5,416
Subtotal	103,880	70,320	84,287
Own agricultural produce consumed	0	0	0
Total	103,880	70,320	84,287
Selling Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	12,327	8,899	9,472
Raw materials and consumables	0	0	0
Depreciation and amortization	1,042	1,166	1,408
Depreciation of right of use assets	130	208	99
Fuel, lubricants and others	406	251	340
Maintenance and repairs	1,135	583	741
Freights	70,697	57,629	57,913
Export taxes / selling taxes	36,145	29,910	39,202
Export expenses	12,816	11,550	17,963
Contractors and services	0	0	0
Energy transmission	2,340	2,621	3,053
Energy power	223	66	89
Professional fees	872	1,725	802
Other taxes	35	23	63
Contingencies	0	0	0
Lease expense and similar arrangements	708	567	271
Third parties raw materials	0	0	0
Tax recoveries	0	0	0
Others	14,606	13,894	12,099
Subtotal	153,482	129,092	143,515
Own agricultural produce consumed	0	0	0
Total	153,482	129,092	143,515
Operating segments | Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	83,392	67,873	64,095
Raw materials and consumables	35,135	28,350	44,145
Depreciation and amortization	162,868	142,290	136,244
Depreciation of right of use assets	8,955	9,784	8,561
Fuel, lubricants and others	38,477	39,849	41,187
Maintenance and repairs	49,180	37,358	29,114
Freights	15,935	7,769	12,775
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	18,154	16,245	10,551
Energy transmission	0	0	0
Energy power	9,190	5,577	8,671
Professional fees	1,750	1,283	1,092
Other taxes	22,876	4,506	3,027
Contingencies	0	0	0
Lease expense and similar arrangements	1,675	795	1,057
Third parties raw materials	171,249	118,432	121,571
Tax recoveries	(18,536)	(74)	(556)
Others	15,928	9,537	9,662
Subtotal	616,228	489,574	491,196
Own agricultural produce consumed	472,913	351,035	378,703
Total	1,089,141	840,609	869,899
Operating segments | Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	5,348	2,549	4,216
Raw materials and consumables	0	293	367
Depreciation and amortization	2,055	3,087	4,463
Depreciation of right of use assets	0	0	0
Fuel, lubricants and others	263	139	239
Maintenance and repairs	1,698	724	1,264
Freights	344	80	519
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	2,882	2,013	2,218
Energy transmission	0	0	0
Energy power	1,392	817	1,577
Professional fees	91	38	59
Other taxes	87	12	25
Contingencies	0	0	0
Lease expense and similar arrangements	246	127	178
Third parties raw materials	5,300	3,838	8,270
Tax recoveries	0	0	0
Others	786	552	1,335
Subtotal	20,492	14,269	24,730
Own agricultural produce consumed	47,329	32,817	43,780
Total	67,821	47,086	68,510
Operating segments | Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	15,941	10,541	12,362
Raw materials and consumables	886	818	367
Depreciation and amortization	5,204	4,514	3,814
Depreciation of right of use assets	54	32	115
Fuel, lubricants and others	1,534	665	249
Maintenance and repairs	5,051	2,550	3,320
Freights	11,561	5,662	9,319
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	1,554	2,705	720
Energy transmission	0	0	0
Energy power	3,742	2,291	3,172
Professional fees	362	71	86
Other taxes	478	160	117
Contingencies	0	0	0
Lease expense and similar arrangements	1,228	523	682
Third parties raw materials	40,938	35,289	23,934
Tax recoveries	0	0	0
Others	3,287	1,396	2,736
Subtotal	91,820	67,217	60,993
Own agricultural produce consumed	149,914	56,412	104,337
Total	241,734	123,629	165,330
Operating segments | Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	14,372	7,733	11,627
Raw materials and consumables	28,319	19,361	29,317
Depreciation and amortization	6,156	3,153	4,007
Depreciation of right of use assets	0	350	971
Fuel, lubricants and others	1,611	1,338	1,886
Maintenance and repairs	5,386	1,490	1,856
Freights	3,635	1,921	2,862
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	687	214	569
Energy transmission	0	0	0
Energy power	3,276	1,693	3,189
Professional fees	131	69	110
Other taxes	218	102	110
Contingencies	0	0	0
Lease expense and similar arrangements	201	145	197
Third parties raw materials	85,376	47,336	75,674
Tax recoveries	0	0	0
Others	2,908	1,498	1,269
Subtotal	152,276	86,403	133,644
Own agricultural produce consumed	84,134	34,938	47,079
Total	236,410	121,341	180,723
Operating segments | Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	47,731	47,050	35,890
Raw materials and consumables	5,930	7,878	14,094
Depreciation and amortization	149,453	131,536	123,960
Depreciation of right of use assets	8,901	9,402	7,475
Fuel, lubricants and others	35,069	37,707	38,813
Maintenance and repairs	37,045	32,594	22,674
Freights	395	106	75
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	13,031	11,313	7,044
Energy transmission	0	0	0
Energy power	780	776	733
Professional fees	1,166	1,105	837
Other taxes	22,093	4,232	2,775
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	39,635	31,969	13,693
Tax recoveries	(18,536)	(74)	(556)
Others	8,947	6,091	4,322
Subtotal	351,640	321,685	271,829
Own agricultural produce consumed	191,536	226,868	183,507
Total	$ 543,176	$ 548,553	$ 455,336